Note 4 - Interest Bearing Time Deposits in Banks (Details) - Interest Bearing Time Deposits in Banks Maturities (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 4 - Interest Bearing Time Deposits in Banks (Details) - Interest Bearing Time Deposits in Banks Maturities [Line Items]
Total		1.42%
Total (in Dollars)	$ 25,858	$ 29,592	$ 27,113
Bank Time Deposits [Member]
Note 4 - Interest Bearing Time Deposits in Banks (Details) - Interest Bearing Time Deposits in Banks Maturities [Line Items]
2013		0.91%
2013 (in Dollars)		5,225
2014		1.18%
2014 (in Dollars)		11,946
2015		1.49%
2015 (in Dollars)		1,491
2016		2.02%
2016 (in Dollars)		8,949
2017		1.43%
2017 (in Dollars)		$ 1,981